Equity	12 Months Ended
Sep. 30, 2010
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

Note 6. Stockholders’ Equity

Preferred Stock - Our board of directors has the authority to designate and issue up to 5,000,000 shares of $0.001 par value preferred stock in one or more series, and to fix and determine the relative economic rights and preferences of preferred shares any or all of which may be greater than the rights of our common stock, as well as the authority to issue such shares without further stockholder approval. As a result, our Board of Directors could authorize the issuance of a series of preferred stock that would grant to holders preferred rights to our assets upon liquidation, the right to receive dividends before dividends are declared to holders of our common stock, and the right to the redemption of such preferred shares, together with a premium, prior to the redemption of the common stock. In addition, shares of preferred stock could be issued with terms calculated to delay or prevent a change in control or make removal of management more difficult. Preferred stock is designated 4,996,500 shares to Series A and 3,500 shares to Series B at September 30, 2010.

In 2008, our board of directors approved the issuance of a minimum of 7,500,000 shares of Series A preferred stock ("Series A") at a purchase price of $0.04 per share. During the year ended September 30, 2009, we issued 4,775,500 shares of Series A and received $191,000 in cash proceeds, net of financing costs. Additionally, during the year ended September 30, 2009, all outstanding shares of our Series A were converted into shares of our common stock.

Common Stock - We are authorized to issue up to 80,000,000 shares of $0.001 par value common stock. Holders of our common stock are entitled to one vote for each share held of record on all matters submitted to a vote of the holders of our common stock. Subject to the rights of the holders of any class of our capital stock having any preference or priority over our common stock, the holders of shares of our common stock are entitled to receive dividends that are declared by our board of directors out of legally available funds. In the event of our liquidation, dissolution or winding up, the holders of our common stock are entitled to share ratably in our net assets remaining after payment of liabilities, subject to prior rights of preferred stock, if any, then outstanding. Our common stock has no preemptive rights, conversion rights, redemption rights, or sinking fund provisions, and there are no dividends in arrears or in default. All shares of our common stock have equal distribution, liquidation and voting rights and have no preferences or exchange rights.

In January 2010, we entered into a Stock Purchase Agreement (the “Stock Purchase Agreement”) with each of three investment firms (collectively, the “Investors”) under which each of the Investors committed to purchase up to $5 million of our common stock. Under the terms of each Stock Purchase Agreement, from time to time until one year from the date of the Stock Purchase Agreement and at our sole discretion, we may present each of the Investors with a notice to purchase such common stock (the “Notice”). The Investors are obligated to purchase such common stock by the tenth trading day after the Notice date (the “Tranche Closing”), subject to certain defined conditions, including among others, a minimum closing price as a percentage of the closing price on the Notice date. As financing fees, we will issue to Investors, at each Tranche Closing, shares of our common stock equal to 20% of the number of common shares purchased at the Tranche Closing. In addition, we will pay fees to the Investors in the amount of 2% of the proceeds of each Tranche Closing. Notwithstanding any of the other provisions of this Agreement, and to provide some initial capital, each of the Investors purchased 250,000 shares of our common stock for $250,000. During the year ended September 30, 2010, we received net proceeds of $705,000 and issued 2,368,406 shares of common stock to one of the Investors. We did not receive funds from the other two investors under the terms of the Stock Purchase Agreement and we do not intend to issue any further tranche requests or issue any additional stock under the Stock Purchase Agreement.

In June 2010, we entered into two Stock Purchase and Subscription Agreements (the “Agreements”) with another investor under which we issued 2,986,667 shares of our common stock for net proceeds of $112,000.

During the year ended September 30, 2010, we entered into a financing agreement, as amended, with another investor under which the investor agreed to purchase up to $5 million of our common stock under certain limitations and conditions, including that a registration statement be effective for such shares after 1,015,000 shares of our common stock are purchased by the investor. Pursuant to the agreement we issued an additional 1,545,000 unregistered shares of which 1,500,000 are to be used as credit towards shares for advance notices. During the year ended September 30, 2010, we sold 2,510,000 shares of our common stock to the investor, based on the closing prices of our stock on the dates of issuance, for cash proceeds, net of financing fees, of $201,000. In connection with the agreement, we also issued 100,000 shares, valued at $37,000 based on the closing prices of our stock on the dates of issuance, in payment of financing fees.

As disclosed in Note 5, during the year ended September 30, 2010, we issued 507,000 shares of our common stock to holders of certain of our notes payable, and these lenders also foreclosed on 4,502,306 shares of the 10,000,000 shares of our common stock held by the lenders as collateral. In October an additional 1,600,000 shares were foreclosed upon. Additionally as disclosed in Note 5, we issued 240,000 shares of our common stock to the holder of certain of our notes payable, which were recognized as interest expense of $18,000, based on closing market prices.

In May 2010, we issued 500,000 shares of our common stock, valued at $40,000 to one of our members of our board of directors, in payment of an account balance owing for past public relations services.

In June 2010, we issued 3,333,000 shares of our common stock having value of $247,000 based on closing market prices to a private investor related to one of our investors in exchange for payment in full of notes payable due in April 2010, which together with accrued interest totaled $131,000. The excess of fair value over the recorded value of the obligations of $116,000 has been recognized as a loss on extinguishment of debt during the year ended September 30, 2010.

During the year ended September 30, 2010, we issued 1,808,000 shares of our common stock having a value of approximately $2.0 million based on closing market prices on dates of issuances, primarily in consideration for services provided which was recorded as general and administrative expense. During the year ended September 30, 2009, we issued approximately 396,000 shares of our common stock for services valued at approximately $69,000 based on the market value of the stock, and issued approximately 200,000 shares of our common stock, valued at $20,000, in connection with the settlement of outstanding accounts payable balances.

During the year ended September 30, 2010, we received $43,000 from an investor in advance for security purchases, which has been recorded as a liability included in accrued expenses as of September 30, 2010 in the consolidated balance sheet.

Pursuant to the terms of our convertible note payable agreement with CAMZHN (see Note 5), in February 2009 we issued 1,635,000 shares of our common stock valued at $327,000 based on the market value of the stock as a partial forbearance fee related to our note payable. In addition, pursuant to the terms of our convertible note payable agreements with Agile and Capitoline (see Note 5), during the year ended September 30, 2009, we issued 1,620,470 shares of our common stock valued at approximately $364,100, based on the market value of the stock, for financing fees and 1,869,334 shares of our common stock valued at $455,200, based on the market value of the stock, for interest.

In August 2009, we issued 1,950,000 additional shares of common stock to Summit pursuant to the terms of the anti-dilution clause of the agreement. Effective August 2009, the anti-dilution clause of the purchase agreement was terminated.

Long Term Incentive Compensation Plan – Our Long Term Incentive Compensation Plan ("the Plan") was adopted in 2006 and amended in 2008. Under the amended Plan, the maximum number of shares issuable is 6,000,000. The Plan is to continue for a term of ten years from the date of its adoption. The Plan is administered by our board of directors. We have granted stock options under the plan to employees, members of our board of directors, and advisors and consultants. No options have been exercised. Options are exercisable for ten years from date of grant. The following table summarizes stock option activity during the years ended September 30, 2009 and 2010:

	Options Outstanding	Weighted Average Exercise Price
Outstanding at September 30, 2008 (197,580 exercisable options)	232,595	$9.67
Grants	2,841,700	1.29
Forfeitures	(136,634)	6.36
Cancellations	(74,916)	8.99
Outstanding at September 30, 2009 (2,592,475 exercisable options)	2,862,745	$1.31
Grants	3,853,110	0.08
Forfeitures	(93,550)	1.35
Cancellations	(2,685,545)	1.28
Outstanding at September 30, 2010 (3,113,115 exercisable options)	3,936,760	$0.12

Of the 3,113,115 options available for exercise, 3,103,665 are conditional upon the increase in the number of our authorized shares of common stock.

The weighted average fair value of the options granted during the years ended September 30, 2010 and 2009 was $0.08 and $1.29 respectively, and the weighted average remaining contractual lives of outstanding options at September 30, 2010 was 9.7 years. For exercisable options as of September 30, 2010, the weighted average contractual term is also 9.7 years. As of September 30, 2010, we had approximately $96,000 of total unrecognized compensation cost related to non-vested stock-based awards granted under all equity compensation plans. Total unrecognized compensation cost will be adjusted for any future changes in estimated forfeitures. We expect to recognize this cost in 2011.

As of September 30, 2010 and 2009, the aggregate intrinsic value of options outstanding, representing the excess of the closing market price of our common stock over the exercise price, is nil.

We determine the value of share-based compensation using the Black-Scholes fair value option-pricing model with the following weighted average assumptions for options and warrants granted during the years ended September 30:

	2010	2009
Risk free interest rate	2.3%	2.9%
Expected dividend yield	0.0%	0.0%
Volatility	226.78%	238.1%
Expected life in years	5.0	9.6

Share-based payments recognized as operating expense are as follows for the years ended September 30, 2010 and 2009:

	2010	2009
Common stock options	$257,150	$3,205,455
Common stock purchase warrants	157,305	59,383
Issuance of common stock	1,992,970	67,869
Total share based payments	$2,407,425	$3,332,707

Total share based payments were recorded as follows:
Research and development expense	34,258	86,346
General and administrative expense	2,373,167	3,246,361
	$2,407,425	$3,332,707

We awarded grants of restricted common stock to employees, net of cancellations, totaling nil and 9,000 shares and valued at approximately nil and $25,200 for the years ended September 30, 2010 and September 30, 2009, respectively. All shares were fully vested and recognized as expense within their respective years.

In June 2010, we cancelled approximately 2,684,000 stock options previously issued to employees having a weighted average exercise price of $1.28 and, in June 2010, we issued these employees an aggregate of approximately 2,976,000 new options having an exercise price of $0.08 per share, which was equal to the fair value of our common stock on the date of grant. As a result of these transactions, which are being accounted for as a modification, the incremental value of the new options in excess of the value of the old options, was $32,000 which is being recognized over the vesting period of the new options.

In September 2009, we cancelled approximately 75,000 stock options previously issued to employees having a weighted average exercise price of $8.99 and, in September 2009 we issued these employees an aggregate of 2,376,250 new options having an exercise price of $1.28 per share, which was equal to the fair value of our common stock on the date of grant. As a result of these transactions which are being accounted for as a modification, incremental value of the new options in excess of the value of the old options was $2,697,000 which is being recognized over the vesting period of the new options.

Warrants – At September 30, 2010, there were warrants outstanding for the purchase of approximately 975,000 shares of our common stock at a weighted average exercise price of $16.03 per share. During the year ended September 30, 2010, we issued warrants to purchase a total of approximately 402,000 shares of common stock at a weighted average exercise price of $0.57 per share for services. Share-based compensation was calculated using the Black-Scholes model.

Warrants outstanding at September 30, 2010 expire at various dates from February 2011 to November 2014. A summary of warrant activity during the years ended September 30, 2009 and 2010 follows:

Warrants Outstanding
Outstanding at September 30, 2008	463,874
Grants	172,958
Outstanding at September 30, 2009	636,832
Grants	402,000
Exercised	(26,058)
Expired	(38,300)
Outstanding at September 30, 2010	974,474

Employee Stock Purchase Plan - In 2008, we adopted an Employee Stock Purchase Plan, under which the number of shares of common stock that may be sold shall not exceed, in the aggregate, 900,000 shares. No shares have been purchased under this plan